Leases - Summary Lease Cost (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease costs	$ 4,152	$ 3,349	$ 3,198
Short-term lease costs	29	8	14
Variable lease costs	949	436	661
Total lease costs	$ 5,130	$ 3,793	$ 3,873